Marketable Securities (current and non-current) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Marketable securities classification
Current marketable securities	$ 118	$ 1,439
Non-current marketable securities	9	15
Total marketable securities	127	1,454
U.S. government agency securities
Marketable securities classification
Current marketable securities		108
Foreign government agency securities
Marketable securities classification
Current marketable securities	10	95
Corporate debt securities
Marketable securities classification
Current marketable securities	10	619
Commercial paper
Marketable securities classification
Current marketable securities	12
Certificates of deposit/time deposits
Marketable securities classification
Current marketable securities	26	41
U.S. treasury securities
Marketable securities classification
Current marketable securities		38
U.S. municipal securities
Marketable securities classification
Current marketable securities	3
Non-current marketable securities	9	15
Asset-backed securities
Marketable securities classification
Current marketable securities	57	538
Asset-backed securities Automobile loan related
Marketable securities classification
Current marketable securities	26	282
Asset-backed securities Credit card related
Marketable securities classification
Current marketable securities	10	162
Asset-backed securities Equipment lease related
Marketable securities classification
Current marketable securities	2	48
Asset-backed securities Other asset-backed securities
Marketable securities classification
Current marketable securities	$ 19	$ 46